UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-06727

Dominion Funds

(Exact name of registrant as specified in charter)

35 Old Tavern Rd, 2nd Floor Orange, CT

  06477

(Address of principal executive offices)

(Zip code)

Emilie Molineaux

            Gemini Fund Services, LLC, 450 Wireless Blvd. Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

6/30

Date of reporting period: 3/31

Item 1.  Schedule of Investments.

	Foxhall Global Trends Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	March 31, 2010
Shares	Security			Market Value

	COMMON STOCK - 77.55%
	APPAREL - 5.61%
1,590	Deckers Outdoor Corp. *			$ 219,420
6,685	Skechers U.S.A., Inc. - Cl. A *			242,799
				462,219
	BANKS - 2.31%
34,120	CapitalSource, Inc.			190,731

	CHEMICALS - 4.77%
4,405	Cytec Industries, Inc.			205,890
15,520	Huntsman Corp.			187,016
				392,906
	COMMERCIAL SERVICES - 5.21%
14,750	Live Nation Entertainment, Inc. *			213,875
9,220	Parexel International Corp. *			214,918
				428,793
	ELECTRONICS - 4.97%
5,810	Plexus Corp. *			209,334
12,100	Sanmina-SCI Corp. *			199,650
				408,984
	ENTERTAINMENT - 2.27%
4,745	DreamWorks Animation SKG, Inc. - Cl. A *			186,906

	FOOD - 2.64%
11,340	Tyson Foods, Inc.			217,161

	HOME FURNISHINGS - 2.61%
7,115	Tempur-Pedic International, Inc. *			214,588

	INSURANCE - 2.91%
13,075	Genworth Financial, Inc. - Cl. A *			239,795

	INTERNET - 2.42%
3,240	F5 Networks, Inc. *			199,292

	INVESTMENT COMPANIES - 5.28%
16,575	Apollo Investment Corp.			211,000
27,230	KKR Financial Holdings LLC			223,558
				434,558
	Foxhall Global Trends Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	March 31, 2010
Shares	Security			Market Value

	IRON/STEEL - 2.94%
3,410	Cliffs Natural Resources, Inc.			$ 241,940

	OIL & GAS - 9.34%
12,005	Brigham Exploration Co. *			191,480
3,285	Cimarex Energy Co.			195,063
998	Denbury Resources, Inc. *			16,836
6,960	Forest Oil Corp. *			179,707
6,065	Swift Energy Co. *			186,438
				769,524
	PHARMACEUTICALS - 3.13%
6,925	Salix Pharmaceuticals Ltd. *			257,956

	PIPELINES - 7.83%
6,935	MarkWest Energy Partners LP			212,558
8,070	Targa Resources Partners LP			213,936
5,425	Williams Partners LP			218,248
				644,742
	REAL ESTATE INVESTMENT TRUST - 2.65%
15,935	CBL & Associates Properties, Inc.			218,310

	SEMICONDUCTORS - 5.52%
2,850	Cree, Inc. *			200,127
5,840	Veeco Instruments, Inc. *			254,040
				454,167
	SOFTWARE - 2.51%
10,215	VeriFone Holdings, Inc. *			206,445

	TELECOMMUNICATIONS - 2.63%
17,255	JDS Uniphase Corp. *			216,205

	TOTAL COMMON STOCK			6,385,222
	( Cost - $5,878,688)

	EXCHANGE TRADED FUNDS - 16.91%
	DEBT FUND - 16.91%
6,045	iShares Barclays 1-3 Year Treasury Bond Fund			503,972
4,030	iShares Barclays Short Treasury Bond Fund			444,106
9,685	SPDR Barclays Capital 1-3 Month T-Bill Fund			444,154
	TOTAL EXCHANGE TRADED FUNDS			1,392,232
	( Cost - $1,393,351)
	Foxhall Global Trends Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	March 31, 2010
Shares	Security			Market Value

	SHORT-TERM INVESTMENTS - 5.45%
	MONEY MARKET FUND - 5.45%
448,940	Goldman Sachs Financial Square Funds - Government Fund 0.01%+			$ 448,940
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $448,940)

	TOTAL INVESTMENTS - 99.91%
	( Cost - $7,720,979) (a)			8,226,394
	OTHER ASSETS LESS LIABILITIES - 0.09%			7,705
	NET ASSETS - 100.00%			$ 8,234,099

* Non-Income producing security. + Rate Shown as of March 31, 2010. ADR - American Depositary Reciept

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of:

Unrealized appreciation				$ 570,634
Unrealized depreciation				(65,219)
Net unrealized appreciation				$ 505,415

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.
	Foxhall Global Trends Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	March 31, 2010

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,385,222	$ -	$ -	$ 6,385,222
Exchange-Traded Fund	1,392,232	-	-	1,392,232
Short-Term Investments	448,940	-	-	448,940
Total	$ 8,226,394	$ -	$ -	$ 8,226,394

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dominion Funds

By (Signature and Title)

/s/Paul Dietrich

       Paul Dietrich, President/Treasurer

Date

5/20/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Paul Dietrich

        Paul Dietrich, President/Treasurer

Date

5/20/10